American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2024

Equity Income - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 82.0%
Aerospace and Defense — 1.5%
RTX Corp.	1,126,510	113,090,339
Air Freight and Logistics — 1.7%
United Parcel Service, Inc., Class B	936,231	128,123,212
Banks — 4.0%
Capitol Federal Financial, Inc.	3,521,003	19,330,306
Commerce Bancshares, Inc.	639,759	35,685,757
JPMorgan Chase & Co.	719,250	145,475,505
PNC Financial Services Group, Inc.	307,902	47,872,603
Truist Financial Corp.	675,553	26,245,234
U.S. Bancorp	744,284	29,548,075
		304,157,480
Beverages — 1.2%
PepsiCo, Inc.	547,899	90,364,982
Building Products — 0.3%
Assa Abloy AB, Class B	740,695	20,976,871
Capital Markets — 4.6%
AllianceBernstein Holding LP	1,372,045	46,361,401
Bank of New York Mellon Corp.	810,499	48,540,785
BlackRock, Inc.	75,998	59,834,745
Charles Schwab Corp.	1,030,032	75,903,058
Northern Trust Corp.	454,649	38,181,423
T Rowe Price Group, Inc.	694,394	80,070,572
		348,891,984
Chemicals — 1.9%
Akzo Nobel NV	540,898	32,967,343
Linde PLC	248,368	108,986,362
		141,953,705
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	294,108	57,156,949
Communications Equipment — 1.3%
Cisco Systems, Inc.	2,009,466	95,469,730
Construction Materials — 1.1%
CRH PLC	1,132,354	84,903,903
Consumer Staples Distribution & Retail — 1.3%
Koninklijke Ahold Delhaize NV	1,467,698	43,190,078
Walmart, Inc.	841,517	56,979,116
		100,169,194
Containers and Packaging — 1.7%
Amcor PLC	3,852,222	37,674,731
Packaging Corp. of America	507,940	92,729,527
		130,404,258
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	3,725,349	153,633,393
Electric Utilities — 2.3%
Duke Energy Corp.	1,067,026	106,948,016
Eversource Energy	1,193,110	67,661,268
		174,609,284
Electrical Equipment — 0.4%
Legrand SA	338,412	33,589,156

Electronic Equipment, Instruments and Components — 1.5%
Corning, Inc.	962,308	37,385,666
TE Connectivity Ltd.	476,787	71,723,068
		109,108,734
Energy Equipment and Services — 0.6%
Baker Hughes Co.	1,235,730	43,460,624
Food Products — 3.6%
General Mills, Inc.	882,478	55,825,558
Hershey Co.	448,276	82,406,577
Mondelez International, Inc., Class A	2,046,476	133,921,390
		272,153,525
Gas Utilities — 4.9%
Atmos Energy Corp.	1,115,452	130,117,476
ONE Gas, Inc.	2,126,935	135,804,800
Spire, Inc.	1,662,409	100,958,098
		366,880,374
Ground Transportation — 2.5%
Norfolk Southern Corp.	859,750	184,579,728
Health Care Equipment and Supplies — 7.4%
Becton Dickinson & Co.	726,631	169,820,931
Medtronic PLC	4,298,506	338,335,407
Zimmer Biomet Holdings, Inc.	475,224	51,576,061
		559,732,399
Health Care Providers and Services — 2.9%
Quest Diagnostics, Inc.	548,967	75,142,603
UnitedHealth Group, Inc.	279,804	142,492,985
		217,635,588
Household Products — 4.4%
Colgate-Palmolive Co.	1,297,906	125,948,798
Kimberly-Clark Corp.	1,223,778	169,126,120
Procter & Gamble Co.	225,335	37,162,248
		332,237,166
Insurance — 3.8%
Aflac, Inc.	453,053	40,462,163
Allstate Corp.	531,722	84,894,731
Marsh & McLennan Cos., Inc.	524,689	110,562,466
Reinsurance Group of America, Inc.	257,464	52,849,635
		288,768,995
Machinery — 0.6%
Dover Corp.	261,120	47,119,104
Media — 0.6%
Omnicom Group, Inc.	468,709	42,043,197
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	439,805	68,794,298
Enterprise Products Partners LP	6,670,204	193,302,512
Exxon Mobil Corp.	1,528,677	175,981,296
TotalEnergies SE	958,108	64,148,908
		502,227,014
Personal Care Products — 3.6%
Kenvue, Inc.	7,889,076	143,423,402
Unilever PLC	2,364,511	129,708,152
		273,131,554
Pharmaceuticals — 8.0%
Johnson & Johnson	2,818,885	412,008,232
Roche Holding AG	537,793	149,000,239

Sanofi SA, ADR	928,693	45,060,184
		606,068,655
Professional Services — 1.2%
Automatic Data Processing, Inc.	375,599	89,651,725
Semiconductors and Semiconductor Equipment — 1.2%
Analog Devices, Inc.	388,036	88,573,097
Specialized REITs — 1.4%
American Tower Corp.	334,803	65,079,007
Public Storage	131,053	37,697,396
		102,776,403
Trading Companies and Distributors — 1.0%
Bunzl PLC	1,217,082	46,241,897
MSC Industrial Direct Co., Inc., Class A	329,736	26,151,362
		72,393,259
TOTAL COMMON STOCKS (Cost $4,855,716,798)		6,176,035,581
PREFERRED STOCKS — 9.3%
Banks — 5.7%
Bank of America Corp., 6.30%(1)	59,861,000	60,211,127
JPMorgan Chase & Co., 4.60%	76,743,000	75,865,260
JPMorgan Chase & Co., 5.00%	50,292,000	50,179,587
M&T Bank Corp., 5.125%(1)	54,056,000	51,421,413
M&T Bank Corp., 9.19%	23,961,000	24,186,881
Truist Financial Corp., 5.10%	43,088,000	40,453,091
Truist Financial Corp., 4.95%(1)	128,313,000	126,006,715
		428,324,074
Capital Markets — 3.6%
Bank of New York Mellon Corp., 4.70%(1)	76,923,000	75,758,786
Charles Schwab Corp., 4.00%	57,379,000	53,907,915
Charles Schwab Corp., 5.375%(1)	119,824,000	118,778,535
Goldman Sachs Group, Inc., 4.95%	9,494,000	9,387,499
Goldman Sachs Group, Inc., 5.50%	15,964,000	15,919,470
		273,752,205
TOTAL PREFERRED STOCKS (Cost $701,500,034)		702,076,279
CONVERTIBLE BONDS — 4.6%
Electric Utilities — 0.3%
Duke Energy Corp., 4.125%, 4/15/26	26,460,000	26,514,581
Health Care Equipment and Supplies — 0.7%
Envista Holdings Corp., 1.75%, 8/15/28(2)	60,698,000	51,851,320
Hotels, Restaurants and Leisure — 1.0%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	86,201,000	76,590,199
Multi-Utilities — 0.4%
WEC Energy Group, Inc., 4.375%, 6/1/27(2)	27,142,000	27,047,003
Passenger Airlines — 0.6%
Southwest Airlines Co., 1.25%, 5/1/25(1)	43,697,000	43,904,561
Semiconductors and Semiconductor Equipment — 1.6%
Microchip Technology, Inc., 0.125%, 11/15/24	21,482,000	22,773,516
Microchip Technology, Inc., 0.75%, 6/1/27(2)	99,032,000	100,240,194
		123,013,710
TOTAL CONVERTIBLE BONDS (Cost $367,070,966)		348,921,374
EQUITY-LINKED NOTES — 1.7%
Automobile Components — 0.2%
UBS AG, (convertible into BorgWagner, Inc.), 10.10%, 8/13/24(2)	441,447	14,110,853

Chemicals — 0.3%
Goldman Sachs International, (convertible into Linde PLC, Class B), 4.63%, 7/25/24(2)	47,605	19,869,851
Consumer Staples Distribution & Retail — 0.2%
JPMorgan Chase Bank NA, (convertible into Target Corp.), 8.21%, 11/26/24(2)	96,585	14,034,766
Electrical Equipment — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Rockwell Automation, Inc.), 6.88%, 8/5/24(2)	60,572	16,001,002
Machinery — 0.2%
JPMorgan Chase Bank NA, (convertible into Deere & Co.), 9.02%, 10/29/24(2)	37,913	15,064,731
Professional Services — 0.2%
UBS AG, (convertible into Automatic Data Processing, Inc.), 5.65%, 7/26/24(2)	80,827	19,432,832
Textiles, Apparel and Luxury Goods — 0.4%
Goldman Sachs International, (convertible into Nike, Inc., Class B), 10.30%, 8/20/24(2)	179,570	14,504,767
UBS AG, (convertible into Nike, Inc., Class B), 7.60%, 9/25/24(2)	146,152	12,672,109
		27,176,876
TOTAL EQUITY-LINKED NOTES (Cost $129,203,284)		125,690,911
CONVERTIBLE PREFERRED STOCKS — 0.9%
Banks — 0.3%
Bank of America Corp., 7.25%	17,436	20,914,482
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25(1)	1,184,976	49,336,476
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,299,630)		70,250,958
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	434,587	434,587
State Street Navigator Securities Lending Government Money Market Portfolio(3)	57,081,000	57,081,000
		57,515,587
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $5,778,222), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $5,662,977)		5,660,482
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.00%, 2/29/28 - 6/30/28, valued at $61,873,304), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $60,686,792)		60,660,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.50%, 6/30/24 - 11/15/32, valued at $23,134,144), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $22,679,994)		22,670,000
		88,990,482
TOTAL SHORT-TERM INVESTMENTS (Cost $146,506,069)		146,506,069
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $6,280,296,781)		7,569,481,172
OTHER ASSETS AND LIABILITIES — (0.5)%		(36,102,219)
TOTAL NET ASSETS — 100.0%		$7,533,378,953

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,965,307	CHF	57,426,213	Morgan Stanley	9/27/24	$381,004
USD	65,009,948	CHF	57,426,213	UBS AG	9/27/24	425,646
USD	75,892,699	EUR	70,337,773	Bank of America N.A.	9/27/24	250,405
USD	75,858,163	EUR	70,337,773	Citibank N.A.	9/27/24	215,869
USD	75,937,926	EUR	70,337,773	Morgan Stanley	9/27/24	295,633
USD	75,892,347	EUR	70,337,773	UBS AG	9/27/24	250,054
USD	40,359,124	GBP	31,782,842	Goldman Sachs & Co.	9/27/24	156,863
USD	17,934,360	SEK	187,177,330	Citibank N.A.	9/27/24	196,145
						$2,171,619

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $68,930,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $304,829,428, which represented 4.0% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $70,951,457, which includes securities collateral of $13,870,457.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Building Products	—	$20,976,871	—
Chemicals	$108,986,362	32,967,343	—
Consumer Staples Distribution & Retail	56,979,116	43,190,078	—
Electrical Equipment	—	33,589,156	—
Oil, Gas and Consumable Fuels	438,078,106	64,148,908	—
Personal Care Products	143,423,402	129,708,152	—
Pharmaceuticals	457,068,416	149,000,239	—
Trading Companies and Distributors	26,151,362	46,241,897	—
Other Industries	4,425,526,173	—	—
Preferred Stocks	—	702,076,279	—
Convertible Bonds	—	348,921,374	—
Equity-Linked Notes	—	125,690,911	—
Convertible Preferred Stocks	—	70,250,958	—
Short-Term Investments	57,515,587	88,990,482	—
	$5,713,728,524	$1,855,752,648	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,171,619	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.